Net Fee and Commission Income - Summary of Net Fee and Commission Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 1,170	£ 1,222	£ 1,188
Fee and commission expense	(421)	(415)	(418)
Net fee and commission income	749	807	770
Current account and debit card fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	753	791	747
Insurance, protection and investments [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	105	100	94
Credit cards [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	85	92	95
Non-banking and other fees [member]
Net Fee And Commission Income [Line Items]
Fee and commission income	£ 227	£ 239	£ 252